Trade and Other Receivables (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Trade and Other Receivables [Abstract]
Schedule of Trade and Other Receivables	Trade and Other Receivables
	June 30,	December 31,
	2025	2024
Trade accounts receivable	$-	$356,105
Sales taxes receivable	4,097	14,432
	$4,097	$370,537

	December 31,	December 31,
	2024	2023
Trade accounts receivable	$356,105	$155,785
Sales taxes receivable	14,432	39,111
Other receivables	-	89,617
	$370,537	$284,513